Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended						6 Months Ended		7 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
General and administrative expenses			1,462,000			313,000	3,553,000	1,391,000						5,230,000	1,984,000
Gain from settlement and release of liabilities								2,961,000						(2,961,000)
Operating Loss			(1,462,000)			(313,000)	(3,553,000)	1,570,000						(2,269,000)	(1,984,000)
Other income (expenses)
Income from cash and investments held in the Trust Account			215,000			471,000	488,000	1,392,000						2,278,000	4,600,000
Write-off contingent warrants associated with shares redeemed								130,000						130,000
Change in fair value of warrant liability			(928,000)			1,964,000	(1,569,000)	(56,000)							12,453,000
Total other expenses			(713,000)			2,435,000	(1,081,000)	1,466,000
Net Loss			(2,175,000)			2,122,000	(4,634,000)	3,036,000						139,000	15,069,000
Loss per share
General and administrative expenses			(1,462,000)			(313,000)	$ (3,553,000)	$ (1,391,000)						$ (5,230,000)	$ (1,984,000)
Stardust Power Inc And Subsidiary [Member]
Revenue
General and administrative expenses	8,980,965	[1]		778,455	[1]				1,902,653	[1]	11,483,389	[1]	2,675,698
Operating Loss	(8,980,965)			(778,455)					(1,902,653)		(11,483,389)		(2,675,698)
Other income (expenses)
SAFE note issuance costs				(29,655)					(466,302)	[2]			(466,302)
Change in fair value of warrant liability	(2,753,964)										(2,753,964)
Other transaction costs				(35,690)					(452,519)	[3]		[3]	(450,113)
Interest expense	(8,558)								(7,111)	[4]	(10,637)	[4]	(7,828)
Change in fair value of investment in equity securities	11,678										(150,994)		18,556
Interest income	3,397										3,397
Change in fair value of convertible notes											(471,400)
Change in fair value of sponsor earnout shares	1,636,100										1,636,100
Change in fair value of SAFE notes											(955,000)		(212,200)
Total other expenses	(1,111,347)			(65,345)					(925,932)		(2,702,498)		(1,117,887)
Net Loss	$ (10,092,312)		$ (2,694,362)	$ (843,800)		$ (1,739,280)			$ (2,828,585)		$ (14,185,887)		$ (3,793,585)
Weighted average common shares outstanding
Basic	45,171,254			40,453,289					40,367,188		41,694,909		8,777,571
Diluted	45,171,254			40,453,289					40,367,188		41,694,909		8,777,571
Loss per share
Basic	$ (0.22)			$ (0.02)					$ (0.07)		$ (0.34)		$ (0.43)
Diluted	$ (0.22)			$ (0.02)					$ (0.07)		$ (0.34)		$ (0.43)
General and administrative expenses	$ (8,980,965)	[1]		$ (778,455)	[1]				$ (1,902,653)	[1]	$ (11,483,389)	[1]	$ (2,675,698)
Common Class A [Member]
Weighted average common shares outstanding
Basic			8,796,000			3,932,000	5,472,000	5,372,000						4,718,000	30,000,000
Diluted			8,796,000			3,932,000	5,472,000	5,372,000						4,718,000	30,000,000
Loss per share
Basic			$ (0.24)			$ 0.19	$ (0.49)	$ 0.24						$ 0.01	$ 0.40
Diluted			$ (0.24)			$ 0.19	$ (0.49)	$ 0.24						$ 0.01	$ 0.40
Common Class B [Member]
Weighted average common shares outstanding
Basic			425,000			7,500,000	3,963,000	7,500,000						7,500,000	7,500,000
Diluted			425,000			7,500,000	3,963,000	7,500,000						7,500,000	7,500,000
Loss per share
Basic			$ (0.24)			$ 0.19	$ (0.49)	$ 0.24						$ 0.01	$ 0.40
Diluted			$ (0.24)			$ 0.19	$ (0.49)	$ 0.24						$ 0.01	$ 0.40

[1]	Includes related party amounts of $Nil and $147,497 for the three months ended September 30, 2024 and 2023, respectively and $Nil and $771,935 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[2]	Includes related party amounts of $Nil and $435,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[4]	Includes related party amounts of $Nil and $7,111 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.